Amounts Included in Selling, General, Administrative and Others, Net (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Supplementary Information [Line Items]
Research and Development Costs	$ 92,720		¥ 7,603,000		¥ 7,283,000		¥ 6,782,000
Advertising Costs	57,476		4,713,000		4,462,000		4,203,000
Shipping and Handling Costs	75,366		6,180,000		5,770,000		5,492,000
Government Grants	$ (11,634)	[1]	¥ (954,000)	[1]	¥ (1,327,000)	[1]	¥ (339,000)	[1]

[1]	Government Grants are related to value added tax incentives granted by Parana state in Brazil.